Supplementary information to the consolidated cash flow statement	12 Months Ended
Dec. 31, 2018
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Supplementary information to the consolidated cash flow statement
53	Supplementary information to the consolidated cash flow statement

Non-cash transactions

(i)	Acquisition of aircraft

During the year ended December 31, 2018, aircraft acquired under finance leases amounted to RMB13,290 million (2017: RMB17,283 million; 2016: RMB10,487 million).

(ii)	Acquisition of a joint venture through issuance of new shares

During the year ended December 31, 2018, CSAH subscribed the new A shares (Note 48) of the Company with a cash consideration and the equity interests held in MTU, representing 50% of the total equity interests of MTU. The related non-cash equity transaction of financing activities amounted to RMB1,741 million (2017: nil; 2016: nil).